Themes Gold Miners ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares		Value
Materials - 99.3% (a)
Agnico Eagle Mines Ltd.	7,517		$ 1,167,951
Alamos Gold, Inc. - Class A	35,993		1,091,274
Allied Gold Corp. (b)	16,761		398,269
Anglogold Ashanti PLC	14,899		1,205,180
Aris Mining Corp. (b)	36,323		541,676
B2Gold Corp.	230,260		863,729
Capricorn Metals Ltd.	72,346		633,120
DPM Metals, Inc.	39,740		1,290,622
Emerald Resources NL (b)	96,049		365,081
Endeavour Mining PLC	26,105		1,308,885
Equinox Gold Corp.	102,995		1,003,625
G Mining Ventures Corp. (b)	31,487		922,020
Genesis Minerals Ltd. (b)	180,064		649,515
Gold Fields Ltd. - ADR	29,966		1,006,558
IAMGOLD Corp. (b)	75,119		1,192,264
K92 Mining, Inc. (b)	43,822		687,804
Kinross Gold Corp.	47,590		1,126,792
Lundin Gold, Inc.	18,328		988,736
LunR Royalties Corp. (b)	3,828		51,013
Northern Star Resources Ltd.	81,127		1,064,386
OceanaGold Corp.	42,287		1,059,970
Orla Mining Ltd.	55,953		547,201
Pan African Resources PLC	310,313		393,093
Perseus Mining Ltd.	247,352		822,018
Ramelius Resources Ltd.	345,766		699,020
Regis Resources Ltd.	135,216		564,508
Torex Gold Resources, Inc.	17,628		701,640
Vault Minerals Ltd.	178,337		514,875
Wesdome Gold Mines Ltd. (b)	27,795		477,214
Westgold Resources Ltd.	172,474		561,237
Zhaojin Mining Industry Co. Ltd. - Class H	304,931		637,245
TOTAL COMMON STOCKS (Cost $28,733,838)			24,536,521

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	131,705		131,705
TOTAL MONEY MARKET FUNDS (Cost $131,705)			131,705

TOTAL INVESTMENTS - 99.8% (Cost $28,865,543)			24,668,226
Other Assets in Excess of Liabilities - 0.2%		0.00188	46,359
TOTAL NET ASSETS - 100.0%			$ 24,714,585

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

(EMPTY)

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes Gold Miners ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 24,536,521	$ –	$ –	$ 24,536,521
Money Market Funds	131,705	–	–	131,705
Total Investments	$ 24,668,226	$ –	$ –	$ 24,668,226

Refer to the Schedule of Investments for further disaggregation of investment categories.